intangible assets and goodwill (Details) $ in Millions	1 Months Ended	12 Months Ended
	Apr. 04, 2019 CAD ($) item	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
intangible assets and goodwill
Balance at beginning of the period		$ 15,681
Amortization		(648)	$ (598)
Balance at end of the period		18,143	15,681
Goodwill		5,331	4,747
Contractual commitments for the acquisition of intangible assets		45	48
Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period		19,957	18,959
Additions		1,877	657
Additions arising from business acquisitions		1,243	686
Dispositions, retirements and other		(145)	(385)
Net foreign exchange differences		(41)	40
Balance at end of the period		22,891	19,957
Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period		(4,276)	(4,065)
Amortization		(648)	(598)
Dispositions, retirements and other		(176)	(387)
Balance at end of the period		(4,748)	(4,276)
Allowance for doubtful accounts
intangible assets and goodwill
Goodwill		0
Spectrum licences
intangible assets and goodwill
Balance at beginning of the period		8,694
Balance at end of the period		$ 9,937	8,694
Renewal of spectrum license ( in years)		20 years
Spectrum licences | Innovation, Science and Economic Development
intangible assets and goodwill
Number of spectrum licenses purchased | item	12
Purchase price	$ 931
Spectrum licences | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period		$ 8,694	8,693
Additions		1,217	1
Dispositions, retirements and other		26
Balance at end of the period		9,937	8,694
Total intangible assets
intangible assets and goodwill
Balance at beginning of the period		10,934
Balance at end of the period		12,812	10,934
Total intangible assets | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period		14,846	14,359
Additions		1,877	657
Additions arising from business acquisitions		626	216
Dispositions, retirements and other		(145)	(385)
Net foreign exchange differences		(8)	(1)
Balance at end of the period		17,196	14,846
Total intangible assets | Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period		(3,912)	(3,701)
Amortization		(648)	(598)
Dispositions, retirements and other		(176)	(387)
Balance at end of the period		(4,384)	(3,912)
Intangible assets subject to amortization
intangible assets and goodwill
Balance at beginning of the period		2,240
Balance at end of the period		2,875	2,240
Intangible assets subject to amortization | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period		6,152	5,666
Additions		660	656
Additions arising from business acquisitions		626	216
Dispositions, retirements and other		(171)	(385)
Net foreign exchange differences		(8)	(1)
Balance at end of the period		7,259	6,152
Intangible assets subject to amortization | Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period		(3,912)	(3,701)
Amortization		(648)	(598)
Dispositions, retirements and other		(176)	(387)
Balance at end of the period		(4,384)	(3,912)
Customer contracts, related customer relationships and leasehold interests intangible assets and goodwill
Balance at beginning of the period		390
Balance at end of the period		747	390
Customer contracts, related customer relationships and leasehold interests | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period		616	558
Additions arising from business acquisitions		453	197
Dispositions, retirements and other		(29)	(138)
Net foreign exchange differences		(8)	(1)
Balance at end of the period		1,032	616
Customer contracts, related customer relationships and leasehold interests | Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period		(226)	(310)
Amortization		(70)	(56)
Dispositions, retirements and other		(11)	(140)
Balance at end of the period		(285)	(226)
Software
intangible assets and goodwill
Balance at beginning of the period		1,471
Balance at end of the period		1,810	1,471
Software | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period		5,092	4,667
Additions		60	69
Additions arising from business acquisitions		173	19
Dispositions, retirements and other		(166)	(248)
Assets under construction put into service		679	585
Balance at end of the period		5,838	5,092
Software | Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period		(3,621)	(3,330)
Amortization		(573)	(538)
Dispositions, retirements and other		(166)	(247)
Balance at end of the period		(4,028)	(3,621)
Access to rights-of-way and other
intangible assets and goodwill
Balance at beginning of the period		38
Balance at end of the period		64	38
Access to rights-of-way and other | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period		103	97
Additions		8	5
Dispositions, retirements and other		24	1
Balance at end of the period		135	103
Access to rights-of-way and other | Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period		(65)	(61)
Amortization		(5)	(4)
Dispositions, retirements and other		1
Balance at end of the period		(71)	(65)
Assets under construction
intangible assets and goodwill
Balance at beginning of the period		341
Balance at end of the period		254	341
Assets under construction | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period		341	344
Additions		592	582
Assets under construction put into service		(679)	(585)
Balance at end of the period		254	341
Goodwill
intangible assets and goodwill
Balance at beginning of the period		4,747
Balance at end of the period		5,331	4,747
Goodwill | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period		5,111	4,600
Additions arising from business acquisitions		617	470
Net foreign exchange differences		(33)	41
Balance at end of the period		5,695	5,111
Goodwill | Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period		(364)	(364)
Balance at end of the period		$ (364)	$ (364)